UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

  			      FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
         	                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		 FPR Partners, LLC
Address:  	 199 Fremont Street
		 Suite 2500
		 San Francisco, CA  94105-2261

Form 13F File Number: 28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		 Stephen D. Lane
Title:		 Chief Financial Officer
Phone:		 415-284-8516

Signature, Place, and Date of Signing:

/s/ Stephen D. Lane	      San Francisco, California      May 14, 2012
-------------------------     -------------------------      -------------------
[Signature]                   [City, State]                  [Date]


Additional Information:

The Section 13(f) securities reported herein by FPR Partners, LLC are held in accounts that were previously reported by BART Partners, LLC (Form 13F File
Number: 28-12792). BART Partners, LLC has delegated its investment discretion with respect to such accounts to FPR Partners, LLC.


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

  			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		16
Form 13F Information Table Value Total:		1,528,556


                                                 FORM 13F INFORMATION TABLE


---------------------------- ---------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                        VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT    PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
---------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
ARCH CAP GROUP LTD           ORD              G0450A105   216,743  5,820,155  SH      SOLE                 5,820,155
ARCH CAP GROUP LTD           ORD              G0450A905    54,709  1,469,100  SH CALL SOLE                 1,469,100
EXXON MOBIL CORP             COM              30231G902   128,447  1,481,000  SH CALL SOLE                 1,481,000
GENERAL DYNAMICS CORP        COM              369550108    46,071    627,840  SH      SOLE                   627,840
GRUPO TELEVISA SA            SPON ADR REP ORD 40049J206    56,194  2,665,752  SH      SOLE                 2,665,752
LIBERTY INTERACTIVE CORPORAT INT COM SER A    53071M104    84,752  4,439,590  SH      SOLE                 4,439,590
LIBERTY MEDIA CORPORATION    LIB CAP COM A    530322106   173,932  1,973,133  SH      SOLE                 1,973,133
LOWES COS INC                COM              548661107    30,752    979,998  SH      SOLE                   979,998
LPL INVT HLDGS INC           COM              50213H100   188,291  4,962,853  SH      SOLE                 4,962,853
MOHAWK INDS INC              COM              608190104    74,689  1,122,974  SH      SOLE                 1,122,974
SCHWAB CHARLES CORP NEW      COM              808513105    65,250  4,540,691  SH      SOLE                 4,540,691
SEALY CORP                   COM              812139301    15,635  7,740,258  SH      SOLE                 7,740,258
SEALY CORP                   SR SECD 3RD 8%   812139400    63,812    965,019  SH      SOLE                   965,019
THERAVANCE INC               COM              88338T104    17,772    911,392  SH      SOLE                   911,392
VIASAT INC                   COM              92552V100   162,540  3,371,509  SH      SOLE                 3,371,509
WAL MART STORES INC          COM              931142903   148,967  2,434,100  SH CALL SOLE                 2,434,100